Pension Schemes - Amounts Recognised in Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains and losses arising during the year:
Experience gains/(losses) on scheme liabilities	£ 6	£ (38)	£ 25
Experience (losses)/gains on scheme assets	(273)	287	548
Actuarial (losses)/gains on defined benefit pension schemes	(91)	233	(262)
Net cumulative losses at start of year	(613)	(846)	(584)
Net cumulative losses at end of year	(704)	(613)	(846)
Discount rates [member]
Gains and losses arising during the year:
Actuarial gain/(loss) on financial assumptions	242	(102)	(873)
Inflation [member]
Gains and losses arising during the year:
Actuarial gain/(loss) on financial assumptions		69	(96)
Other actuarial assumptions [member]
Gains and losses arising during the year:
Actuarial gain/(loss) on financial assumptions	£ (66)	£ 17	£ 134